Note receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of note receivables
Receivables	R$ 3,522,349	R$ 1,715,514
Due within 30 days
Maturity analysis of note receivables
Receivables	2,213,929	970,086
Due within 31 to 120 days
Maturity analysis of note receivables
Receivables	1,045,825	609,689
Due within 121 to 180 days
Maturity analysis of note receivables
Receivables	114,953	43,144
Due within 181 to 360 days
Maturity analysis of note receivables
Receivables	R$ 147,642	R$ 92,595